Jun. 23, 2020
Rule 497(e)
Registration Nos. 333-146827 and 811-22135
Innovator ETFs Trust
(the “Trust”)
Innovator S&P 500 Buffer ETF™ – July
Innovator S&P 500 Power Buffer ETF™ – July
Innovator S&P 500 Ultra Buffer ETF™ – July
(each, a “Fund” and together, the “Funds”)
Supplement To each Fund’s Prospectus
Dated March 2, 2020
June 23, 2020
As described in detail in each Fund’s prospectus, an investment in shares of a Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the outcome period of approximately one year. Following the close of business on June 30, 2020, an outcome period for each Fund will end and each Fund will commence a new outcome period that will begin on July 1, 2020 and end on June 30, 2021. Each Fund’s Cap will not be determined until the start of the new outcome period on July 1, 2020. As of June 22, 2020, the expected range of each Fund’s Cap is set forth below.

Fund Name	Ticker	Cap Range
Innovator S&P 500 Buffer ETF™ – July	BJUL	14.75% – 17.98% (13.96% – 17.19% after taking into account the Fund’s unitary management fee)
Innovator S&P 500 Power Buffer ETF™ – July	PJUL	9.82% – 12.63% (9.03% – 11.84% after taking into account the Fund’s unitary management fee)
Innovator S&P 500 Ultra Buffer ETF™ – July	UJUL	6.68% – 8.63% (5.89% – 7.84% after taking into account the Fund’s unitary management fee)

Please Keep This Supplement With Your Prospectus For Future Reference
Innovator S&P 500 Buffer ETF - July
Innovator S&P 500 Buffer ETF™ – July
Innovator S&P 500 Power Buffer ETF - July
Innovator S&P 500 Power Buffer ETF™ – July
Innovator S&P 500 Ultra Buffer ETF - July
Innovator S&P 500 Ultra Buffer ETF™ – July